Income Taxes Unrecognized Tax Benefits Roll Forward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Uncertain Tax Positions More Likely Than Not Largest Amount of Benefit Percentage	50.00%
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 61	$ 74	$ 99
Liabilities assumed in acquisition	0	0	2
Additions related to current year	11	0	3
Additions related to prior year	0	16	10
Reductions related to prior year	(7)	(25)	(40)
Reductions due to expirations of statute of limitations	(6)	(4)	0
Settlements-cash	(2)	0	0
Balance at end of period	57	61	74
Income Tax Uncertainties [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	32	42
Unrecognized Tax Benefits that Would Impact Effective Tax Rate, Write off of Related Deferred Tax Asset	25	22
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	12	15
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense (Benefit)	$ (3)	$ (3)	$ 3